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                                                      [SHIP LOGO VANGUARD /(R)/]




VANGUARD STRUCTURED EQUITY FUNDS



Supplement to the Prospectus Dated January 23, 2009

The following text replaces the second paragraph under the heading Investment Advisor:

For the fiscal year ended September 30, 2008, the advisory expenses represented an effective annual rate of each Fund's net assets as follows: Structured Broad Market Fund, 0.05%; Structured Large-Cap Equity Fund, 0.03%; and Structured Large-Cap Growth Fund and Structured Large-Cap Value Fund, less than 0.01% each.


(C) 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                     PS872 032009




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                                                      [SHIP LOGO VANGUARD /(R)/]


Vanguard Quantitative Funds



Supplement to the Statement of Additional Information Dated January 23, 2009

Under Investment Advisory Services, the following text and table are added after the first paragraph under "II. Vanguard Structured Broad Market Fund, Vanguard Structured Large-Cap Equity Fund, Vanguard Structured Large-Cap Growth Fund, and Vanguard Structured Large-Cap Value Fund."


 During the fiscal years ended September 30, 2006, 2007, and 2008, the Funds incurred the following approximate amounts in investment advisory, management, and administrative expenses:



FUND                                                          2006                     2007                    2008
-------                                                   --------               ----------               ---------
Vanguard Structured Broad Market Fund/1/                        --               $  178,000                $245,000
Vanguard Structured Large-Cap Equity Fund                 $120,000                1,071,000                 892,000
Vanguard Structured Large-Cap Growth Fund/1/                    --                   51,000                  34,000
Vanguard Structured Large-Cap Value Fund/1/                     --                   45,000                  48,000


1 Vanguard Structured Broad Market Fund, Structured Large-Cap Growth Fund, and Structured
 Large-Cap Value Fund began operations as mutual funds during fiscal year 2007.




























(C) 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.                  SAI872 032009